Concentrations - Schedule of Suppliers Percentage of Cost (Details) - Supplier Concentration Risk [Member] - Accounts Payable [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplier 1 [Member]
Schedule of Suppliers Percentage of Cost [Line Items]
Total	32.00%	39.00%
Supplier 2 [Member]
Schedule of Suppliers Percentage of Cost [Line Items]
Total	29.00%	14.00%
Supplier 3 [Member]
Schedule of Suppliers Percentage of Cost [Line Items]
Total	12.00%	11.00%
Total Suppliers [Member]
Schedule of Suppliers Percentage of Cost [Line Items]
Total	73.00%	64.00%